LOANS AND LEASES (Narrative) (Details)	Dec. 31, 2019
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.15%
Weighted average rate	3.06%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.55%
Weighted average rate	4.60%